SCHEDULE OF ROLL FORWARD IN WARRANTS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Change in fair value of warrants	$ 804		$ 19,327		$ 5,446
Warrants Outstanding, January 1, 2023			16,708,414
Warrants Outstanding, June 30, 2023	23,492,221		23,492,221		16,708,414
Private Warrants [Member]
Warrants Outstanding, January 1, 2023			4,627,858
Assumed in the merger					4,627,858
Exercise of warrants			(3,126,472)
Warrants Outstanding, June 30, 2023	1,501,386		1,501,386		4,627,858
Public Warrants [Member]
Warrants Outstanding, January 1, 2023			9,487,500
Assumed in the merger					9,487,500
Exercise of warrants			(64,971)
Warrants Outstanding, June 30, 2023	9,422,529		9,422,529		9,487,500
Term Loan Warrants [Member]
Warrants Outstanding, January 1, 2023			2,593,056	[1]		[1]
Exercise of warrants			(2,000,000)		(1,600,000)
Warrants Outstanding, June 30, 2023	593,056		593,056		2,593,056		[1]
Issued in conjunction with merger					4,193,056
Warrant [Member]
Balances, January 1, 2023			$ 30,841	[2]		[2]
Issuance of warrants			13,762		52,956
Exercise of warrants			(11,284)		(16,669)
Change in fair value of warrants			(18,832)		(5,446)
Balances, June 30, 2023	$ 14,487		$ 14,487		$ 30,841		[2]
Warrants Outstanding, January 1, 2023			4,627,858
Warrants Outstanding, June 30, 2023					4,627,858
Investor Warrants [Member]
Warrants Outstanding, January 1, 2023
Warrants issued			$ 11,405,000
Warrants Outstanding, June 30, 2023	11,405,000,000		11,405,000,000

[1]	There were no warrants issued, exercised and outstanding prior to January 1, 2022.
[2]	There were no warrants issued, exercised and outstanding prior to January 1, 2022.